Master Trust Information - Net Appreciation in Fair Values of Investments and Investment Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total investment income	$ 12,067,648
Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation	826,950,750
Interest, dividends and other income	30,659,229
Total investment income	857,609,979
Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation	11,623,951
Interest, dividends and other income	443,697
Total investment income	$ 12,067,648